Asbestos - Numbers of Open Claims, New Claims and Closed Claims and Average Settlement Per Settled Claim and Case Closed (Details)	12 Months Ended
	Mar. 31, 2022 AUD ($) claim	Mar. 31, 2021 AUD ($) claim	Mar. 31, 2020 AUD ($) claim	Mar. 31, 2019 AUD ($) claim	Mar. 31, 2018 AUD ($) claim	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)
Loss Contingency, Pending Claims, Number [Roll Forward]
Number of open claims at beginning of period	360	393	332	336	352
Number of new claims, direct claims	411	392	449	430	422
Number of new claims, cross claims	144	153	208	138	140
Number of closed claims	550	578	596	572	578
Number of open claims at end of period	365	360	393	332	336
Average settlement amount per settled claim	$ 314,000	$ 248,000	$ 277,000	$ 262,000	$ 253,000	$ 232,000	$ 178,000	$ 189,000	$ 191,000	$ 196,000
Average settlement amount per case closed 1	$ 282,000	$ 225,000	$ 245,000	$ 234,000	$ 217,000	$ 208,000	$ 162,000	$ 167,000	$ 171,000	$ 168,000